United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 08/31/15

Item 1. Schedule of Investments

Federated Capital Income Fund
Portfolio of Investments
August 31, 2015 (unaudited)
Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—29.2%
	Consumer Discretionary—3.4%
1,083,042	Corus Entertainment, Inc., Class B	$11,763,963
105,353	Darden Restaurants, Inc.	7,165,058
495,795	M.D.C. Holdings, Inc.	14,125,200
2,453,879	Marks & Spencer Group PLC	19,457,029
922,413	Regal Entertainment Group	17,544,295
347,549	Six Flags Entertainment Corp.	15,629,278
497,733	Staples, Inc.	7,072,786
53,926	Tupperware Brands Corp.	2,762,629
	TOTAL	95,520,238
	Consumer Staples—2.3%
315,410	Altria Group, Inc.	16,899,668
106,016	Kellogg Co.	7,026,740
170,198	Philip Morris International, Inc.	13,581,800
327,310	Reynolds American, Inc.	27,412,213
	TOTAL	64,920,421
	Energy—2.8%
202,747	BP PLC, ADR	6,800,134
612,333	ENI S.p.A, ADR	20,384,566
349,070	Kinder Morgan, Inc.	11,313,359
343,387	Royal Dutch Shell PLC	18,172,040
45,436	Schlumberger Ltd.	3,515,383
66,384	Tesoro Petroleum Corp.	6,107,992
304,002	Total SA, ADR	14,105,693
	TOTAL	80,399,167
	Financials—6.1%
67,884	Cincinnati Financial Corp.	3,552,370
210,235	Digital Realty Trust, Inc.	13,312,080
348,841	Fifth Third Bancorp	6,948,913
321,669	HSBC Holdings PLC, ADR	12,760,609
1,485,883	Hospitality Properties Trust	38,216,911
159,824	J.P. Morgan Chase & Co.	10,244,718
105,639	Mercury General Corp.	5,372,800
1,174,474	New York Community Bancorp, Inc.	20,741,211
1,477,262	Old Republic International Corp.	23,207,786
80,887	PartnerRe Ltd.	11,195,570
218,406	Principal Financial Group	10,996,742
330,435	Sun Life Financial Services of Canada	10,530,963
91,750	T. Rowe Price Group, Inc.	6,594,990
	TOTAL	173,675,663
	Health Care—4.3%
257,729	AbbVie, Inc.	16,084,867
42,668	Amgen, Inc.	6,476,149
323,325	AstraZeneca Group PLC, ADR	10,113,606
1,144,972	GlaxoSmithKline PLC, ADR	46,863,704

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Health Care—continued
43,397	Lilly (Eli) & Co.	$3,573,743
254,025	Merck & Co., Inc.	13,679,246
732,648	Pfizer, Inc.	23,605,919
	TOTAL	120,397,234
	Industrials—2.9%
447,754	BAE Systems PLC, ADR	12,340,100
1,291,676	Donnelley (R.R.) & Sons Co.	20,279,313
77,931	Lockheed Martin Corp.	15,678,159
184,667	Republic Services, Inc.	7,567,654
294,468	United Technologies Corp.	26,976,213
	TOTAL	82,841,439
	Information Technology—3.6%
571,204	CA, Inc.	15,588,157
171,137	Cisco Systems, Inc.	4,429,026
219,152	Computer Sciences Corp.	13,585,232
823,002	EMC Corp., Mass	20,468,060
171,552	Intel Corp.	4,896,094
42,855	International Business Machines Corp.	6,337,826
193,109	KLA-Tencor Corp.	9,676,692
100,706	Lexmark International, Inc.	3,019,166
320,466	Microsoft Corp.	13,946,680
119,267	Seagate Technology	6,130,324
71,773	Texas Instruments, Inc.	3,433,620
	TOTAL	101,510,877
	Materials—0.6%
215,780	Dow Chemical Co.	9,442,533
154,511	International Paper Co.	6,665,604
	TOTAL	16,108,137
	Telecommunication Services—2.0%
413,409	BCE, Inc.	16,718,260
1,041,157	CenturyLink, Inc.	28,152,885
181,507	Consolidated Communications Holdings, Inc.	3,541,202
159,405	Verizon Communications	7,334,224
	TOTAL	55,746,571
	Utilities—1.2%
221,439	National Grid PLC, ADR	14,654,833
1,529,135	Northland Power, Inc.	19,085,130
	TOTAL	33,739,963
	TOTAL COMMON STOCKS (IDENTIFIED COST $859,583,039)	824,859,710
	CORPORATE BONDS—3.9%
	Basic Industry - Chemicals—0.3%
$1,500,000	Albemarle Corp., 4.150%, 12/01/2024	1,467,226
1,520,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	1,515,083
3,707,000	Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 06/30/2029	3,269,448
1,110,000	Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	1,079,926
1,750,000	Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	1,611,627
	TOTAL	8,943,310

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—0.1%
$2,000,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	$2,140,000
		Basic Industry - Paper—0.0%
100,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	106,031
		Communications - Cable & Satellite—0.3%
4,900,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	4,581,363
4,000,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	3,614,856
		TOTAL	8,196,219
		Communications - Media & Entertainment—0.3%
4,000,000		CBS Corp., 4.900%, 08/15/2044	3,538,936
5,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	4,755,852
		TOTAL	8,294,788
		Communications - Telecom Wirelines—0.2%
4,175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	4,946,895
		Communications Equipment—0.5%
28,218,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	14,839,423
		Consumer Cyclical - Automotive—0.2%
2,500,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	2,377,922
4,000,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	3,769,264
		TOTAL	6,147,186
		Consumer Cyclical - Retailers—0.1%
4,000,000		Bed Bath & Beyond, Inc., 5.165%, 08/01/2044	3,846,688
		Consumer Non-Cyclical - Tobacco—0.2%
2,500,000		Altria Group, Inc., Sr. Unsecd. Note, 5.375%, 01/31/2044	2,622,205
1,750,000	[1,2]	Reynolds American, Inc., Sr. Unsecd. Note, Series 144A, 7.000%, 08/04/2041	2,006,561
		TOTAL	4,628,766
		Energy - Independent—0.1%
450,000		Petroleos Mexicanos, 6.500%, 06/02/2041	452,250
1,700,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	1,665,660
		TOTAL	2,117,910
		Energy - Integrated—0.1%
2,330,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	2,223,051
		Energy - Midstream—0.2%
3,225,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	2,931,326
4,000,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	3,190,332
		TOTAL	6,121,658
		Financial Institution - Banking—0.5%
450,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	515,961
3,500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	3,427,690
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	3,582,390
1,750,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	1,682,195
1,450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	1,951,307
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 2.500%, 01/24/2019	1,110,286
950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,132,262
1,500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	1,506,725
		TOTAL	14,908,816
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
1,005,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	945,320

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$600,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	$556,759
		TOTAL	1,502,079
		Financial Institution - Finance Companies—0.0%
400,000		HSBC Finance Capital Trust, Note, 5.911%, 11/30/2035	402,500
		Financial Institution - Insurance - Life—0.1%
3,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 01/15/2055	3,159,188
		Financial Institution - Insurance - P&C—0.2%
2,700,000	[1,2]	Liberty Mutual Group, Inc., 4.850%, Series 144A, 08/01/2044	2,574,277
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	1,493,985
		TOTAL	4,068,262
		Financial Institution - REITs—0.1%
3,600,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	3,637,890
		Technology—0.1%
3,775,000		Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	3,403,332
		Transportation - Services—0.1%
1,920,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	1,762,299
		Utility - Electric—0.1%
1,800,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,838,250
1,900,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	2,196,871
		TOTAL	4,035,121
		TOTAL CORPORATE BONDS (IDENTIFIED COST $114,379,890)	109,431,412
		ASSET-BACKED SECURITY—0.0%
		Auto Receivables—0.0%
400,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 01/15/2019 (IDENTIFIED COST $399,950)	403,883
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Agency Commercial Mortgage-Backed Security—0.1%
2,025,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.743%, 11/25/2045 (IDENTIFIED COST $2,046,664)	2,042,773
		PREFERRED STOCKS—16.7%
		Consumer Discretionary—0.7%
1,385,231	[1,2]	SPLS, Issued by Bank of America, PERCS, Series 144A, 0.000%, 11/13/2015	20,058,145
		Consumer Staples—1.5%
221,210		Post Holdings, Inc., Conv. Pfd., 5.250%, 06/01/2017, Annual Dividend $5.25	27,131,407
291,448	[3]	Tyson Foods, Inc., Conv. Pfd., 4.750%, 07/15/2017, Annual Dividend $2.38	14,997,914
		TOTAL	42,129,321
		Energy—0.5%
888,590	[1,2]	SPN, Issued by JPMorgan Chase & Co., ELN, 13.250%, 11/24/2015	14,839,453
		Financials—1.5%
171,600	[3]	American Tower Corp., Conv. Pfd., 5.500%, 02/15/2018, Annual Dividend $5.50	17,611,308
2,750		Bank of America Corp., Series L, Pfd., 7.250%, 12/31/2049, Annual Dividend $72.50	3,038,805
216,747		New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/01/2051, Annual Dividend $3.00	10,820,010
9,350		Wells Fargo Co., Series L, Pfd., 7.500%, 12/31/2049, Annual Dividend $75.00	11,023,650
		TOTAL	42,493,773
		Health Care—3.8%
91,000		ALXN, Issued by Credit Suisse AG, ELN, 11.000%, 11/24/2015	15,265,705
34,687	[3]	Allergan PLC, Conv. Pfd., 5.500%, 03/01/2018, Annual Dividend $55.00	35,621,468
595,429		Anthem, Inc., Conv. Pfd., 5.250%, 05/01/2018, Annual Dividend $2.30	29,086,706

Shares, Principal Amount or Contracts			Value
		PREFERRED STOCKS—continued
		Health Care—continued
37,364	[3]	BIIB, Issued by Credit Suisse AG, ELN, 10.000%, 12/02/2015	$11,478,968
137,100	[1,2]	GILD, Issued by JPMorgan Chase & Co., ELN, 9.000%, 11/24/2015	14,461,308
		TOTAL	105,914,155
		Industrials—1.7%
350,778	[1,2,3]	DAL, Issued By Royal Bank of Canada, ELN, 10.000%, 12/03/2015	15,297,428
293,105		Stanley Black & Decker, Inc., Conv. Pfd., 6.250%, 11/17/2016, Annual Dividend $6.25	33,976,732
		TOTAL	49,274,160
		Information Technology—0.6%
149,000	[1,2,3]	AAPL, Issued by JPMorgan Chase Bank, ELN, 8.200%, 02/23/2016	17,042,620
		Materials—1.8%
482,000		Alcoa, Inc., Conv. Pfd., 5, Series 1, 5.375%, 10/01/2017, Annual Dividend $2.69	16,918,200
1,111,131		ArcelorMittal, Conv. Bond, Conv. Pfd., Series MTUS, 6.000%, 01/15/2016, Annual Dividend $1.50	14,389,146
1,115,713	[1,2]	X, Issued by JPMorgan Chase & Co., ELN, 13.500%, 01/20/2016	19,480,349
		TOTAL	50,787,695
		Utilities—4.6%
261,689		AES Trust III, Conv. Pfd., 6.750%, 10/15/2029, Annual Dividend $3.38	13,134,171
610,746		Dominion Resources, Inc., Conv. Pfd., 6.375%, 07/01/2017, Annual Dividend $3.19	30,934,285
299,651		Dynegy, Inc., Conv. Pfd., Series A, 5.375%, 11/01/2017, Annual Dividend $5.38	28,032,351
607,449		Exelon Corp., Conv. Pfd., 6.500%, 06/01/2017, Annual Dividend $3.25	27,511,365
96,081		Laclede Group, Inc./The, Conv. Pfd., 6.750%, 04/01/2017, Annual Dividend $3.38	5,111,509
485,303	[3]	NextEra Energy, Inc., Conv. Pfd., 5.799%, 09/01/2016, Annual Dividend $2.90	26,575,193
		TOTAL	131,298,874
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $517,017,020)	473,838,196
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.9%
$1,500,000		Citigroup Commercial Mortgage Trust 2012-GC8, Class A4, 3.024%, 09/10/2045	1,511,678
2,000,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	1,985,996
830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 05/15/2045	872,605
1,315,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 05/15/2045	1,398,037
100,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	109,446
2,050,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 4.099%, 06/10/2046	2,084,177
2,230,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	2,290,466
4,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	3,992,000
1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	1,237,530
1,415,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.740%, 05/10/2045	1,512,547
3,440,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.460%, 09/10/2047	3,528,080
950,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.276%, 12/12/2049	1,026,085
1,100,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	1,102,371
875,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class A4, 3.440%, 04/15/2045	908,057
1,715,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	1,731,405
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $25,420,587)	25,290,480
		U.S. TREASURY—0.1%
1,852,708	[4]	U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 07/15/2021 (IDENTIFIED COST $2,030,365)	1,881,403
		PURCHASED PUT OPTIONS—0.0%
20,000		CBOE SPX Volatility Index Strike Price $15.00, Expiration Date 10/21/2015	550,000
20,000		CBOE SPX Volatility Index Strike Price $15.00, Expiration Date 11/18/2015	700,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $3,577,582)	1,250,000

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANIES—47.9%[5]
14,934,682	Emerging Markets Fixed Income Core Fund	$513,890,518
11,969,693	Federated Mortgage Core Portfolio	118,619,654
39,089,599	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[6]	39,089,599
110,585,027	High Yield Bond Portfolio	684,521,319
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,422,909,057)	1,356,121,090
	TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $2,947,458,641)[7]	2,795,118,947
	OTHER ASSETS AND LIABILITIES - NET—1.2%[8]	33,012,695
	TOTAL NET ASSETS—100%	$2,828,131,642
At August 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[3]Euro STOXX 50 Long Futures	385	$12,585,650	September 2015	$(1,107,072)
3S&P 500 Long Futures	250	$123,075,000	September 2015	$(6,454,810)
[3]United States Treasury Notes 5-Year Long Futures	400	$47,775,000	December 2015	$(469,686)
[3]United States Treasury Notes 10-Year Short Futures	385	$48,919,063	December 2015	$327,894
[3]United States Ultra Bond Short Futures	620	$98,211,875	December 2015	$4,259,792
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,443,882)
The average notional value of long and short futures contracts held by the Fund throughout the period was $133,306,139 and $124,916,281, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
9/1/2015	State Street Bank and Trust	87,456 CAD	$66,259	$(217)
9/23/2015	JPMorgan Chase	41,421,880 CAD	$33,582,268	$2,099,321
9/24/2015	Morgan Stanley	35,459,500 EUR	$40,334,472	$530,886
9/24/2015	Bank of America, N.A.	31,442,500 GBP	$49,740,463	$1,498,039
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$4,128,029
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,247,251 and $1,119,228, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $129,375. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation and Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $118,280,867, which represented 4.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2015, these liquid restricted securities amounted to $118,280,867, which represented 4.2% of total net assets.
3	Non-income-producing security.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
5	Affiliated holdings.

6	7-day net yield.
7	At August 31, 2015, the cost of investments for federal tax purposes was $2,947,458,641. The net unrealized depreciation of investments for federal tax purposes excluding any: (a) unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $152,339,694. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,429,925 and net unrealized depreciation from investments for those securities having an excess of cost over value of $175,769,619.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibilty for determining the fair value of investments for which market quotations are not readily availiable. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibly for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$570,267,803	$—	$—	$570,267,803
International	235,134,878	19,457,029	—	254,591,907
Preferred Stocks
Domestic	326,413,564[1]	133,035,486	—	459,449,050
International	14,389,146	—	—	14,389,146
Debt Securities:
Corporate Bonds	—	109,431,412	—	109,431,412
Asset-Backed Security	—	403,883	—	403,883
Commercial Mortgage-Backed Security	—	2,042,773	—	2,042,773
Collateralized Mortgage Obligations	—	25,290,480	—	25,290,480
U.S. Treasury	—	1,881,403	—	1,881,403
Purchased Put Options	1,250,000	—	—	1,250,000
Investment Companies[2]	39,089,599	1,317,031,491[3]	—	1,356,121,090
TOTAL SECURITIES	1,186,544,990	1,608,573,957	—	2,795,118,947
OTHER FINANCIAL INSTRUMENTS[4]	$(3,443,882)	$4,128,029	$—	$684,147
1	Includes $19,137,983 of a preferred stock holding transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfer shown represents the value of the investment at the beginning of the period..
2	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the NAV is not publically available.
3	Includes $1,369,262,092 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
4	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
ELN	—Equity-Linked Notes
EUR	—Euro
GBP	—British Pound
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015